Combined Statements of Equity - USD ($) $ in Millions	Total	Net Parent Company Investment	Accumulated Other Comprehensive (Loss) Income
Beginning balance at Dec. 31, 2012		$ 1,303.5	$ (6.8)
Net earnings	$ 146.1	146.1
Other comprehensive (loss) income	8.0		8.0
Net decrease in net parent company investment		(182.4)
Ending balance at Dec. 31, 2013	1,268.4	1,267.2	1.2
Net earnings	159.8	159.8
Other comprehensive (loss) income	(21.9)		(21.9)
Net decrease in net parent company investment		(154.9)
Ending balance at Dec. 31, 2014	1,251.4	1,272.1	(20.7)
Net earnings	14.0
Other comprehensive (loss) income			(11.1)
Ending balance at Mar. 31, 2015			(31.8)
Beginning balance at Dec. 31, 2014	1,251.4	1,272.1	(20.7)
Net earnings	50.9	50.9
Other comprehensive (loss) income	(10.3)		0.8
Ending balance at Jun. 30, 2015	1,322.3	1,353.3	(31.0)
Beginning balance at Dec. 31, 2014	1,251.4	1,272.1	(20.7)
Net earnings	157.1	157.1
Other comprehensive (loss) income	(23.8)		(23.8)
Net decrease in net parent company investment		(176.0)
Ending balance at Dec. 31, 2015	1,208.7	1,253.2	(44.5)
Beginning balance at Mar. 31, 2015			(31.8)
Net earnings	36.9
Other comprehensive (loss) income	0.8
Ending balance at Jun. 30, 2015	1,322.3	1,353.3	(31.0)
Beginning balance at Dec. 31, 2015	1,208.7	1,253.2	(44.5)
Other comprehensive (loss) income			9.2
Ending balance at Mar. 31, 2016			(35.3)
Beginning balance at Dec. 31, 2015	1,208.7	1,253.2	(44.5)
Net earnings	33.2	$ 15.3
Other comprehensive (loss) income	4.9		(4.3)
Ending balance at Jun. 30, 2016	(111.1)		(39.6)
Beginning balance at Mar. 31, 2016			(35.3)
Net earnings	15.1
Other comprehensive (loss) income	(4.3)
Ending balance at Jun. 30, 2016	$ (111.1)		$ (39.6)